Summary of Significant Accounting Policies: Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Basis of Presentation	Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).